Segment, Geographic and Other Revenue Information - Revenues By Geographic Area - Footnotes (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	$ 53,647	$ 52,546	$ 52,824
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	9,116	8,508	9,306
Euro Member Countries, Euro | Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 7,300	$ 6,800	$ 7,200

[1]	Amounts may not add due to rounding.
[2]	Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland. Revenues denominated in euros were $7.3 billion in 2018, $6.8 billion in 2017 and $7.2 billion in 2016.